Consolidated Balance Sheets (Parentheticals) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Unlimited common shares, par value (in Dollars per share)
Common shares, Issued (in Shares)	21,430,611	17,906,937
Common shares, Outstanding (in Shares)	21,430,611	17,906,937